Fair Value Measurements (Details 2) (USD $)					9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Recurring basis Significant unobservable inputs	Dec. 31, 2011 Recurring basis Significant unobservable inputs	Sep. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Minimum	Sep. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Maximum	Sep. 30, 2012 Preferred Stock Significant unobservable inputs PWERM Average	Sep. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Sep. 30, 2012 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum
Quantitative information about the Company's Level 3 fair value measurements
Time to becoming a listed, publicly-traded entity					0 years	1 month 6 days
Probability of BA058 coming to market (as a percent)					70.00%	80.00%
Discount rate (as a percent)					20.00%	30.00%
Long-term revenue growth rate under scenario one (as a percent)					2.00%	117.00%	24.00%
Long-term revenue growth rate under scenario two (as a percent)					8.00%	63.00%	20.00%
Long-term pretax operating margin under scenario one (as a percent)					13.00%	79.00%	69.00%
Long-term pretax operating margin under scenario two (as a percent)					28.00%	73.00%	59.00%
Discount for lack of marketability (as a percent)					22.00%	51.00%
Revenue multiple								3.3	7.2
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario one							16 years
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario two							16 years
Years used in calculation of average estimated long-term pretax operating margin under scenario one							17 years
Years used in calculation of average estimated long-term pretax operating margin under scenario two							17 years
Fair value of stock dividend asset			$ 2,700,000
Fair value of warrant liability	849,000	450,000	849,000	450,000
Fair value of other liability			$ 21,092,000	$ 10,470,000